Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 26,043,700
Net operating loss carryforwards expiration date description	year 2017 through 2036.